Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST II
Prospectus Date	rr_ProspectusDate	Dec. 29, 2020
Document Creation Date	dei_DocumentCreationDate	Feb. 08, 2021